8. Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

The provision for income taxes is summarized as follows:

(Dollars in thousands)
	2015	2014	2013
Current expense	$2,427	1,759	1,345
Deferred income tax expense	673	178	534
Total income tax	$3,100	1,937	1,879

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)
	2015	2014	2013
Tax expense at statutory rate (34%)	$4,329	3,851	2,914
State income tax, net of federal income tax effect	494	(283)	428
Tax-exempt interest income	(1,682)	(1,630)	(1,481)
Increase in cash surrender value of life insurance	(143)	(143)	(147)
Nondeductible interest and other expense	103	119	141
Other	(1)	23	24
Total	$3,100	1,937	1,879

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities.  The net deferred tax asset is included as a component of other assets at December 31, 2015 and 2014.

(Dollars in thousands)
	2015	2014
Deferred tax assets:
Allowance for loan losses	$3,513	4,134
Accrued retirement expense	1,574	1,529
Other real estate	33	206
Federal credit carryforward	-	342
State credit carryforward	-	327
Restricted stock	417	243
Accrued bonuses	238	224
Interest income on nonaccrual loans	88	56
Other than temporary impairment	374	186
Other	16	152
Total gross deferred tax assets	6,253	7,399

Deferred tax liabilities:
Deferred loan fees	588	433
Accumulated depreciation	172	728
Prepaid expenses	59	101
Other	70	100
Unrealized gain on available for sale securities	3,308	3,479
Total gross deferred tax liabilities	4,197	4,841

Net deferred tax asset	$2,056	2,558

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and has concluded that it has no liability related to uncertain tax positions.

The Company's tax filings for years 2012 through 2015 were at year end 2015 open to audit under statutes of limitations by the Internal Revenue Service and State taxing authorities.